Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ctrip.Com CNY	Dec. 31, 2011 Ctrip.Com CNY
Related Party Transaction [Line Items]
Due to related party	$ 129	801	1,030	801	1,030